SEGMENT INFORMATION (Segment Reporting Information, by Segment) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 03, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Operating income		$ 2,198,014	$ 2,699,519	$ 5,271,136
Cost of sales		14,050,737	12,487,282	9,895,070
Financial income (expense), net		(6,179)	(98,541)	56,547
Equity in earnings of non-consolidated companies		105,305	37,114	400,732
Recycling of other comprehensive income related to Usiminas		1,320,782	2,666,500	5,764,330
Net sales		17,610,092	16,414,466	16,090,744
Usiminas
Disclosure of operating segments [line items]
Effect related to the increase of the participation in Usiminas	$ (171,045)	(171,045)	0	0
Recycling of other comprehensive income related to Usiminas		(934,946)	0	0
Ternium
Disclosure of operating segments [line items]
Operating income		2,404,174	2,571,165	4,415,791
Financial income (expense), net		123,454	(70,133)	92,462
Equity in earnings of non-consolidated companies		105,305	37,114	400,732
Recycling of other comprehensive income related to Usiminas		1,320,782	2,666,500	5,764,330
Net sales from transactions with other operating segments of the same entity		(657,693)	(616,492)	(591,790)
Ternium | Usiminas
Disclosure of operating segments [line items]
Effect related to the increase of the participation in Usiminas		(171,045)
Ternium | External Customers
Disclosure of operating segments [line items]
Net sales		17,610,092	16,414,466	16,090,744
Ternium | Other Operating Segments Of The Same Entity
Disclosure of operating segments [line items]
Net sales		0	0	0
Ternium | Inter-segment eliminations
Disclosure of operating segments [line items]
Operating income		(6,401)	10,500	1,586
Net sales from transactions with other operating segments of the same entity		0	0	0
Ternium | Inter-segment eliminations | External Customers
Disclosure of operating segments [line items]
Net sales		0	0	0
Ternium | Inter-segment eliminations | Other Operating Segments Of The Same Entity
Disclosure of operating segments [line items]
Net sales		(817,046)	(410,636)	(478,559)
Ternium | Reconciling items
Disclosure of operating segments [line items]
Cost of sales		(206,160)	128,354	855,345
Ternium | Steel | Operating segments
Disclosure of operating segments [line items]
Operating income		2,404,189	2,556,949	4,210,135
Net sales from transactions with other operating segments of the same entity		(520,328)	(523,818)	(528,144)
Ternium | Steel | Operating segments | External Customers
Disclosure of operating segments [line items]
Net sales		14,909,209	16,414,334	16,043,033
Ternium | Steel | Operating segments | Other Operating Segments Of The Same Entity
Disclosure of operating segments [line items]
Net sales		285,025	0	0
Ternium | Mining | Operating segments
Disclosure of operating segments [line items]
Operating income		(58,037)	3,716	204,070
Net sales from transactions with other operating segments of the same entity		(107,546)	(92,674)	(63,646)
Ternium | Mining | Operating segments | External Customers
Disclosure of operating segments [line items]
Net sales		96	132	47,711
Ternium | Mining | Operating segments | Other Operating Segments Of The Same Entity
Disclosure of operating segments [line items]
Net sales		500,401	410,636	478,559
Ternium | Usiminas | Operating segments
Disclosure of operating segments [line items]
Operating income		64,423	0	0
Net sales from transactions with other operating segments of the same entity		(29,819)	0	0
Ternium | Usiminas | Operating segments | External Customers
Disclosure of operating segments [line items]
Net sales		2,700,787	0	0
Ternium | Usiminas | Operating segments | Other Operating Segments Of The Same Entity
Disclosure of operating segments [line items]
Net sales		$ 31,620	$ 0	$ 0